Amplify Bloomberg AI Value Chain ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 2.7%
Alphabet, Inc. - Class A	2,958	$925,854

Consumer Discretionary - 3.9%
Alibaba Group Holding Ltd.	30,600	561,403
Amazon.com, Inc. (a)	3,306	763,091
		1,324,494

Industrials - 2.2%
Vertiv Holdings Co. - Class A	4,531	734,067

Information Technology - 91.2% (b)
Advanced Micro Devices, Inc. (a)	4,408	944,017
Advantest Corp.	6,800	851,817
Apple, Inc.	2,814	765,014
Arista Networks, Inc. (a)	4,989	653,709
ASM International NV	1,129	686,316
ASML Holding NV	703	760,745
Atlassian Corp. - Class A (a)	4,824	782,163
Broadcom, Inc.	2,146	742,731
Cadence Design System, Inc. (a)	2,091	653,605
Cambricon Technologies Corp. Ltd. - Class A (a)	3,873	751,278
Celestica, Inc. (a)	3,106	919,983
Confluent, Inc. - Class A (a)	35,752	1,081,140
CoreWeave, Inc. - Class A (a)	5,385	385,620
Credo Technology Group Holding Ltd. (a)	5,044	725,781
Datadog, Inc. - Class A (a)	4,781	650,168
Dell Technologies, Inc. - Class C	5,158	649,289
DigitalOcean Holdings, Inc. (a)	19,422	934,587
Gitlab, Inc. - Class A (a)	15,471	580,627
Hewlett Packard Enterprise Co.	29,708	713,586
Hon Hai Precision Industry Co. Ltd.	98,000	718,925
HP, Inc.	27,244	606,996
International Business Machines Corp.	2,517	745,561
Marvell Technology, Inc.	8,418	715,362
MediaTek, Inc.	17,000	773,699
Micron Technology, Inc.	3,865	1,103,110
Microsoft Corp.	1,404	679,002
MongoDB, Inc. (a)	2,259	948,080
Monolithic Power Systems, Inc.	791	716,931
NetApp, Inc.	6,114	654,748
NVIDIA Corp.	3,869	721,568
Oracle Corp.	2,538	494,682
Qualcomm, Inc.	4,291	733,975
Quanta Computer, Inc.	73,000	631,944
Samsung Electronics Co. Ltd.	11,519	958,750
ServiceTitan, Inc. - Class A (a)	7,139	760,303
SK Hynix, Inc.	2,581	1,166,382
Snowflake, Inc. - Class A (a)	3,088	677,384
Super Micro Computer, Inc. (a)	13,968	408,843
Synopsys, Inc. (a)	1,548	727,127
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	789,294
Western Digital Corporation	5,528	952,309
		30,917,151
TOTAL COMMON STOCKS (Cost $25,444,632)		33,901,566

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (d)	6,611	6,611
TOTAL MONEY MARKET FUNDS (Cost $6,611)		6,611

TOTAL INVESTMENTS - 100.0% (Cost $25,451,243)		33,908,177
Other Assets in Excess of Liabilities - 0.0% (c)		10,649
TOTAL NET ASSETS - 100.0%		$33,918,826

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Bloomberg AI Value Chain ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,901,566	$–	$–	$33,901,566
Money Market Funds	6,611	–	–	6,611
Total Investments	$33,908,177	$–	$–	$33,908,177

Refer to the Schedule of Investments for further disaggregation of investment categories.